Summary of Significant Accounting Policies - Significant Concentrations and Credit Risk (Details) - Benson Hill, Inc $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 USD ($) customer
Concentration Risk [Line Items]
Number of customers | customer					1	4	2
Revenues	$ 39,692	$ 31,028	$ 71,494	$ 62,614	$ 114,348	$ 79,523	$ 4,269
Consolidated revenue | One customer | Customer concentration
Concentration Risk [Line Items]
Revenues					$ 15,270
Consolidated revenue | Four customers | Customer concentration
Concentration Risk [Line Items]
Revenues						$ 38,151
Consolidated revenue | Two customers | Customer concentration
Concentration Risk [Line Items]
Revenues							$ 3,000